Note 10 - Financial assets and liabilities held for trading. Financial assets held for trading debt securities by issuer (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities held for trading Debt Securities Line Items
Debt Instruments Held For Trading	€ 25,577	€ 22,573	€ 27,166
Central Banks [Member]
Financial assets and liabilities held for trading Debt Securities Line Items
Debt Instruments Held For Trading	1,001	1,371	544
General Government [Member]
Financial assets and liabilities held for trading Debt Securities Line Items
Debt Instruments Held For Trading	22,950	19,344	23,621
Credit Institutions [Member]
Financial assets and liabilities held for trading Debt Securities Line Items
Debt Instruments Held For Trading	790	816	1,652
Other [Member]
Financial assets and liabilities held for trading Debt Securities Line Items
Debt Instruments Held For Trading	836	1,041	1,349
Total [Member]
Financial assets and liabilities held for trading Debt Securities Line Items
Debt Instruments Held For Trading	€ 25,577	€ 22,573	€ 27,166